ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses for the Previous Three Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Balance at beginning of period	$ 52,576	$ 57,235	$ 59,311
Provision for loan and lease losses - uncovered	19,117	19,210	33,564
Loans charged off	(25,312)	(25,798)	(38,351)
Recoveries	1,396	1,929	2,711
Balance at end of period	$ 47,777	$ 52,576	$ 57,235